INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.INTANGIBLE ASSETS

NTD
Technology

Cost
Balance, September 30, 2017, 2018 and 2019	$361,284

Accumulated Amortization
Balance, September 30, 2017	$123,958
Amortization expense	18,298

Balance, September 30, 2018	$142,256
Amortization expense	18,297

Balance, September 30, 2019	$160,553

Net Book Value
Balance, September 30, 2018	$219,028
Balance, September 30, 2019	$200,731

Amortization expense has been recorded in “general and administrative expenses” in the statement of loss and comprehensive loss (Note 19).

The NTD Technology is held under a license agreement signed in fiscal 2010 (the "License Agreement"). As consideration for the License Agreement, the Company issued common shares of the Company. The License Agreement contains an annual royalty as a percentage of annual net revenue and a percentage of any annual sublicensing revenue earned with respect to the NTD Technology. The License Agreement stipulates annual minimum advance royalty payments of C$85,000. In addition, there are certain milestone payments for the first compound, to be paid in stages as to C$50,000 at the start of a Phase II clinical trial, C$900,000 at the start of a Phase III clinical trial, C$1,450,000 at application for marketing approval, and with further milestone payments on the second and additional compounds.